UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6644

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2004 (Unaudited)
	Principal
	Amount($)	Value ($)

Long-Term Investment -- 96.1%

Massachusetts -- 71.4%

Berkshire Hills Regional School District
5%, 10/15/2015 (Insured; FSA)	1,390,000	1,537,715

Boston 5.75%, 2/1/2013 (Prerefunded 2/1/2010)	1,000,000 a	1,138,900

Boston Convention Center Act 1997, Special Obligation
5%, 5/1/2016 (Insured; AMBAC)	2,000,000	2,155,040

Boston Industrial Development
Financing Authority, Revenue
(Pilot Seafood Project) 5.875%, 4/1/2007
(LOC; Canadian Imperial Bank)	980,000	1,024,580

Boston Water & Sewer Commission, Revenue	2,000,000	2,160,340
5% 11/1/2020

Fall River 5.25%, 6/1/2010 (Insured; MBIA)	1,000,000	1,076,070

Holyoke Gas & Electric Department, Revenue
5.375%, 12/1/2015 (Insured; MBIA)	1,245,000	1,401,498

Lawrence 5.50%, 2/1/2012 (Insured; AMBAC)	570,000	640,190

Massachusetts:
6%, 8/1/2010 (Insured; AMBAC)	1,500,000	1,727,790
Federal Highway:
5.50%, 12/15/2009	1,000,000	1,121,160
Grant Anticipation Notes:
5.25%, 12/15/2012	1,000,000	1,123,390
5.50%, 6/15/2014	1,000,000	1,110,770
Revenue (College Building Authority Project)
5%, 5/1/2016 (Insured; AMBAC)	1,000,000	1,093,090

Massachusetts Bay Transportation Authority:
General Transportation System
5.50%, 3/1/2012 (Insured; MBIA)	1,000,000	1,137,910
Revenue Assessment 5.25%, 7/1/2018 (Prerefunded 7/1/2014)	1,000,000 a	1,141,710
Sales Tax Revenue 5.25%, 7/1/2014	3,000,000	3,394,020

Massachusetts Developmental Finance
Agency:
RRR (Semass Systems ):
5.50%, 1/1/2011 (Insured; MBIA)	2,000,000	2,241,780

5.625%, 1/1/2014 (Insured; MBIA)	2,000,000	2,245,080

Massachusetts Educational Financing Authority,
Education Loan Revenue:
5.70%, 7/1/2011 (Insured; AMBAC)	895,000	911,647
5%, 1/1/2013 (Insured; AMBAC)	1,600,000	1,637,344
5.125%, 12/1/2014 (Insured; MBIA)	820,000	832,677

Massachusetts Health and Educational Facilities Authority, Revenue:
(Hallmark Health System) 5.25%, 7/1/2010 (Insured; FSA)	2,055,000	2,239,313
(Harvard Pilgrim Health) 5.25%, 7/1/2011 (Insured; FSA)	1,675,000	1,804,863
(Harvard University) 5.75%, 1/15/2012	1,595,000	1,850,487
(Healthcare System - Covenant Health) 6.50%, 7/1/2017	1,485,000	1,680,174
(Partners Healthcare System):
5%, 7/1/2008	1,000,000	1,079,800
5.125%, 7/1/2011 (Insured; MBIA)	1,000,000	1,067,720
5%, 7/1/2018	1,315,000	1,399,226
(University of Massachusetts - Worcester Campus)
5.25%, 10/1/2014 (Insured; FGIC)	1,000,000	1,109,740

Massachusetts Housing Finance Agency,
(Insured Construction Loan Notes)
3.15%, 6/1/2008 (Insured; FSA)	1,000,000	1,000,590

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue:
(Nuclear Project No. 4) 5.25%, 7/1/2014 (Insured; MBIA)	2,000,000	2,214,760
(Project No. 6) 5.25%, 7/1/2012 (Insured; MBIA)	1,810,000	2,025,589

Massachusetts Port Authority, Special Facilities Revenue
(Delta Airlines, Inc. Project) 5.50%, 1/1/2017
(Insured; AMBAC)	2,000,000	2,118,340

Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue
(Massachusetts Water Resources Authority Program):
6%, 8/1/2014 (Prerefunded 8/1/2009)	285,000 a	328,363
6%, 8/1/2014	1,015,000	1,155,892

Massachusetts Water Resource Authority
5.50%, 8/1/2011 (Insured; MBIA)	2,000,000	2,275,760

New England Education Loan Marketing Corp.,
Student Loan Revenue 6.90%, 11/1/2009	1,000,000	1,064,500

Plymouth County, COP (Correctional Facility Project)
5.125%, 4/1/2013 (Insured; AMBAC)	2,000,000	2,184,860

Route 3 North Transportation Improvement Association, LR
5.75%, 6/15/2015 (Insured; MBIA)	1,500,000	1,683,285

Springfield, Municipal Purpose Loan

5%, 8/1/2018 (Insured; FGIC)	1,000,000	1,074,370

Triton Regional School District 5%, 4/1/2016 (Insured; FGIC)	1,420,000	1,532,137

Worcester 5.25%, 8/15/2016 (Insured; MBIA)	2,150,000	2,431,822

U. S. Related -- 24.7%

Childrens Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	2,000,000 a	2,272,080
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	2,000,000 a	2,272,080

Guam Economic Development Authority:
0/5%, 11/15/2007	860,000 b	744,691
Tobacco Settlement 0/5.40%, 11/15/2007	350,000 b	292,432

Guam Government, LOR, (Infrastructure Improvement)
5%, 11/1/2012 (Insured; AMBAC)	1,000,000	1,084,880

Puerto Rico Commonwealth:
5.375%, 7/1/2005	80,000	81,346
(Public Improvement):
5.50%, 7/1/2011	1,000,000	1,126,520
5.50%, 7/1/2013 (Insued; FSA)	1,500,000	1,735,035
5.25%, 7/1/2014 (Insued; FSA)	1,000,000	1,142,570

Puerto Rico Commonwealth Highway and Transportation Authority,
Transportation Revenue 5.50%, 7/1/2010 (Insured; AMBAC)	1,885,000	2,139,173

Puerto Rico Electric Power Authority, Power Revenue
5.50%, 7/1/2008	1,000,000	1,082,290

Puerto Rico Municipal Finance Agency
5%, 7/1/2009 (Insured; FSA)	1,725,000	1,858,239

Puerto Rico Public Buildings Authority, Revenue
4.50%, 7/1/2022	2,000,000	2,090,160

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
5.25%, 2/1/2012 (Insured; AMBAC)	1,500,000	1,665,465

Virgin Islands Public Finance Authority, Revenue:
Gross Receipts Taxes Loan 5.625%, 10/1/2010	1,000,000	1,065,380
Subordinated Lien 5.875%, 10/1/2018	500,000	518,990

Virgin Islands Water and Power Authority, Electric Systems
5.125%, 7/1/2011	1,000,000	1,067,410

Total Long-Term Municipal Investments
(cost $81,895,718)		86,413,033

Short-Term Municipal Investments--1.3%
Massachusetts Water Resources Authority, VRDN
2.25% (LOC; Landesbank Hessen-Thuringen)
(Cost 1,150,000)	1,150,000 c	1,150,000
Total Investments (cost $83,045,718)	97.4%	87,563,033
Cash and Receivables (Net)	2.6%	2,378,810
Net Assets	100.0%	89,941,843

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Zero coupon until a specified date at which time the stated coupon becomes effective until maturity.
(c) Securities payable on demand. Variable interest rate -- subject to periodic change.
(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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